Note 45 - Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases Abstract
Table of Leases
	December 31, 2018		December 31, 2017		January 1, 2017
	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments
Term
Up to 1 year	977,272	972,981	1,577,462	1,318,636	1,813,110	1,526,497
From 1 to 5 years	1,414,800	1,404,766	2,464,558	2,071,652	2,593,971	2,148,635
More than 5 years	-	-	-	-	53	46
TOTAL	2,392,072	2,377,747	4,042,020	3,390,288	4,407,134	3,675,178

Table of Financial Leases Capital and Interest
	December 31, 2018		December 31, 2017		January 1, 2017
	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments
Term
Principal		2,343,180		3,371,602		3,629,768
Interest accrued		34,567		18,686		45,410
TOTAL		2,377,747		3,390,288		3,675,178

Table of Minimum Future Payments for Operating Lease Contracts Not Subject to Cancellation
	December 31, 2018	December 31, 2017	January 1, 2017
Up to 1 year	23,991	-	-
From 1 to 5 years	184,222	76,850	98,787
TOTAL	208,213	76,850	98,787

Table of Minimum Future Payments of Leases Under Operating Lease Contracts Not Subject to Cancellation
	December 31, 2018	December 31, 2017	January 1, 2017
Up to 1 year	46,977	59,954	138,759
From 1 to 5 years	1,460,593	1,139,174	1,710,356
More than 5 years	1,249,534	707,320	958,531
TOTAL	2,757,104	1,906,448	2,807,646